UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-5527

DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	11/30
Date of reporting period:	5/31/08

FORM N-CSR

Item 1.	Reports to Stockholders.

Dreyfus New Jersey Municipal Money Market Fund, Inc.

SEMIANNUAL REPORT May 31, 2008

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	A Letter from the CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
23	Statement of Assets and Liabilities
24	Statement of Operations
25	Statement of Changes in Net Assets
26	Financial Highlights
27	Notes to Financial Statements
FOR MORE INFORMATION

Back Cover

Dreyfus New Jersey
Municipal Money Market Fund, Inc.

The	Fund

A LETTER FROM THE CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus New Jersey Municipal Money Market Fund, Inc., covering the six-month period from December 1, 2007, through May 31, 2008.

Although the U.S. economy has teetered on the brink of recession and the financial markets have encountered heightened volatility in an ongoing credit crisis, we recently have seen signs of potential improve-ment.The Federal Reserve Board’s aggressive easing of monetary policy and innovative measures to inject liquidity into the banking system appear to have reassured many investors and economists.At Dreyfus, we believe that the current economic downturn is likely to be relatively brief by historical standards, but the ensuing recovery may be gradual and prolonged as financial deleveraging and housing price deflation continue to weigh on economic activity.

The Fed has aggressively reduced the overnight rate by 250 basis points — to 2% as of this reporting period — which has resulted in lower yields for virtually all true money market instruments. In addition, volatility in the stock and bond markets also has allowed the money markets to maintain record levels of demand, since money market funds are obligated under strict regulations to seek preservation of capital as their main function.Your financial advisor can help you assess current risks and your need for liquidity and take advantage of potential opportunities in other asset classes given your individual needs and financial goals.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s Portfolio Manager.

Thank you for your continued confidence and support.

DISCUSSION OF FUND PERFORMANCE

For the period of December 1, 2007, through May 31, 2008, as provided by Joseph Irace, Senior Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended May 31, 2008, Dreyfus New Jersey Municipal Money Market Fund produced an annualized yield of 2.36% . Taking into account the effects of compounding, the fund produced an annualized effective yield of 2.38% .1

Yields of tax-exempt money market instruments fell along with short-term interest rates during the reporting period, as the Federal Reserve Board (the “Fed”) attempted to stimulate economic growth and address a credit crisis.

The Fund’s Investment Approach

The fund’s objective is to seek as high a level of current income exempt from federal and New Jersey state income taxes as is consistent with the preservation of capital and the maintenance of liquidity. The fund also seeks to maintain a stable $1.00 share price.To pursue its goal, the fund normally invests substantially all of its assets in short-term, high-quality municipal obligations that provide income exempt from federal and New Jersey state income taxes.The fund also may invest in high-quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations.

When pursuing the fund’s objective, we employ two primary strategies. First, we attempt to add value by constructing a portfolio of high-quality, tax-exempt money market municipal obligations that provide income exempt from federal and New Jersey state income taxes. Second, we actively manage the fund’s average maturity in anticipation of interest-rate trends and supply-and-demand changes in New Jersey’s short-term municipal marketplace.

For example, if we expect an increase in short-term supply, we may reduce the weighted average maturity of the fund, which should better

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

position the fund to purchase new securities with higher yields, if higher yields materialize.Yields tend to rise when there is an increase in new-issue supply competing for investor interest. New securities generally are issued with maturities in the one-year range and tend to lengthen the fund’s weighted average maturity if purchased. If we anticipate limited new-issue supply, we may extend the fund’s average maturity to maintain then-current yields for as long as we think practical. At other times, we try to maintain an average maturity that reflects our view of short-term interest-rate trends and future supply-and-demand considerations.

Credit and Economic Woes Hurt Investor Sentiment

Economic conditions in New Jersey deteriorated over the reporting period as a result of sustained weakness in housing markets, soaring food and energy costs and layoffs on Wall Street. Moreover, a credit crisis that originated in the sub-prime mortgage market caused investors to flock to the relative safety of U.S.Treasury securities and money market funds, sparking price dislocations in longer-term fixed-income markets.

The Fed attempted to address these developments by injecting liquidity into the banking system and cutting the federal funds rate. By the start of the reporting period, the Fed already had implemented two interest-rate reductions, driving the overnight rate from 5.25% to 4.50% . However, more disappointing economic data and news of massive sub-prime related losses by major financial institutions led to renewed market turbulence, and the Fed responded with another rate cut in December.

Additional evidence of economic weakness accumulated over the first several months of 2008, including the first monthly job losses in more than four years. The Fed took particularly aggressive action in late January, easing the federal funds rate by 125 basis points in two moves. Additional reductions in March and April left the federal funds rate at just 2% by the end of the reporting period.

Assets Flowed into Tax-Exempt Money Market Funds

Although tax-exempt money market yields declined along with short-term interest rates, a record level of assets flowed into municipal money market funds from risk-averse investors. Early in the reporting period, rising demand was met with an ample supply of short-term variable-rate demand notes and tender option bonds, driving tax-exempt money market yields higher, at times, than yields of longer-dated municipal notes. However, unrelenting investor demand later began to overwhelm supply, putting downward pressure on short-term yields.

New Jersey’s fiscal condition remained relatively sound during the reporting period, but the economic downturn is expected to result in future budget shortfalls.The proposed 2009 state budget tries to bridge the gap by reducing aid to localities, cutting property tax rebates and curtailing spending in some areas.

Maintaining a Conservative Investment Posture

We maintained a cautious investment approach, as always, investing exclusively in instruments that have been approved by our credit analysts. In some cases, these efforts identified municipal money market instruments that, in our judgment, were punished too severely and represented attractive values.We have attempted to stagger the maturities of the fund’s holdings to cushion market volatility and guard against unexpected changes in interest rates.

Over much of the reporting period, we set the fund’s weighted average maturity in a range that was longer than industry averages to capture higher yields while interest rates fell. However, it appears that the Fed’s interest-rate reductions may be complete for now, and we recently reduced the fund’s weighted average maturity to a range that is more in line with industry averages.

June 16, 2008

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
[1]	Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate. Income may be subject to state and local taxes for non-New Jersey residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus New Jersey Municipal Money Market Fund, Inc. from December 1, 2007 to May 31, 2008. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment assuming actual returns for the six months ended May 31, 2008
Expenses paid per $1,000 †	$ 2.92
Ending value (after expenses)	$1,011.90

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended May 31, 2008
Expenses paid per $1,000 †	$ 2.93
Ending value (after expenses)	$1,022.10

† Expenses are equal to the fund’s annualized expense ratio of .58%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS May 31, 2008 (Unaudited)
Short-Term	Coupon	Maturity	Principal
Investments—101.2%	Rate (%)	Date	Amount ($)	Value ($)

New Jersey—98.9%
Absecon,
GO Notes, BAN	3.25	6/2/08	2,421,500	2,421,542
Atlantic City Board of Education,
GO Notes, Refunding (Insured; FSA)	5.50	12/1/08	1,250,000	1,270,040
Avalon Borough,
GO Notes (General Improvements
Bonds and Water/Sewer
Utility Bonds)	3.00	5/15/09	335,000	337,669
BB&T Municipal Trust
(New Jersey Turnpike Authority,
Turnpike Revenue) (Insured;
AMBAC and Liquidity Facility;
Branch Banking and Trust Co.)	1.64	6/7/08	22,330,000 [a,b]	22,330,000
Bergen County,
GO Notes	3.50	10/15/08	1,510,000	1,519,400
Bergen County Improvement
Authority, MFHR (Kentshire
Apartments Project) (Liquidity
Facility; FNMA and LOC; FNMA)	1.60	6/7/08	21,000,000 [a]	21,000,000
Burlington County Bridge
Commission, County-Guaranteed
Pooled Loan Revenue
(Governmental Loan Program)	5.00	10/15/08	370,000	374,008
Burlington Township,
GO Notes, Refunding (Insured; FSA)	4.00	7/15/08	610,000	611,342
Burlington Township Board of
Education, GO Notes, Refunding	5.00	1/15/09	775,000	791,246
Camden County Improvement
Authority, Health Care
Redevelopment Project Revenue
(Cooper Health System
Obligated Group Issue) (LOC;
Commerce Bank N.A.)	1.72	6/7/08	8,000,000 [a]	8,000,000
Camden County Improvement
Authority, MFHR (Liberty Park
Housing Project) (Liquidity
Facility; Merrill Lynch)	2.52	6/7/08	8,930,000 [a,b]	8,930,000
Camden County Improvement
Authority, Special Revenue
(Congregation Beth El Project)
(LOC; Commerce Bank N.A.)	1.62	6/7/08	2,000,000 [a]	2,000,000

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New Jersey (continued)
Chester Township,
GO Notes, BAN	2.00	2/27/09	1,904,000	1,906,759
Collingswood Borough,
GO Notes (Insured; FSA)	3.00	2/1/09	100,000	100,589
Cresskill,
GO Notes (General Improvement)
(Insured, FSA)	3.00	4/1/09	250,000	252,050
Deptford Township,
GO Notes, BAN	3.70	11/19/08	1,174,200	1,175,256
East Brunswick Township,
GO Notes, BAN	4.00	10/10/08	2,337,500	2,340,972
Essex County,
GO Notes, Refunding (Insured; FSA)	5.00	6/1/08	1,000,000	1,000,000
Essex County Improvement
Authority, Pooled Governmental
Loan Program Revenue (LOC;
Wachovia Bank)	1.55	6/7/08	600,000 [a]	600,000
Essex County Improvement
Authority, Revenue (The
Children’s Institute Project)
(LOC; Wachovia Bank)	1.63	6/7/08	1,690,000 [a]	1,690,000
Essex Fells,
GO Notes, BAN	2.00	4/10/09	2,077,000	2,080,483
Franklin Lakes Borough,
GO Notes (General Improvement)	3.63	3/1/09	500,000	504,126
Hackensack,
GO Notes, Refunding (Insured; FSA)	2.25	3/15/09	735,000	736,417
Haddonfield,
GO Notes, BAN	4.00	7/24/08	1,508,000	1,508,419
Hamilton Township,
GO Notes (General Improvement)
(Insured; FSA)	3.45	10/15/08	110,000	110,584
Harding Township,
GO Notes, BAN	2.50	2/20/09	2,093,000	2,112,687
Hudson County,
COP, Refunding (Correctional
Facility Lease-Purchase Agreement
with AGH Leasing, Inc.)	6.00	6/1/08	1,035,000	1,035,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New Jersey (continued)
Jersey City,
GO Notes (General Improvement)
(Insured; FSA)	4.00	8/1/08	825,000	827,936
Jersey City,
GO Notes, Refunding	5.20	10/1/08	1,565,000	1,580,650
Livingston Township,
GO Notes, Refunding, BAN	2.30	5/21/09	2,002,200	2,006,951
Lower Municipal Township Utilities
Authority, Project Notes	2.50	2/27/09	3,500,000	3,512,698
Maplewood Township,
GO Notes, Refunding (General
Improvement) (Insured; FSA)	3.25	2/1/09	965,000	971,957
Mercer County Improvement
Authority, Revenue (Children’s
Home Society Project) (LOC;
Wachovia Bank)	1.63	6/7/08	495,000 [a]	495,000
Merchantville Borough Board of
Education, GO Notes, Refunding
(Insured; FSA)	5.00	1/15/09	100,000	101,492
Middlesex County Utilities
Authority, Sewer Revenue,
Refunding (Insured; FSA)	4.75	12/1/08	2,920,000 [c]	2,959,508
Monmouth County,
GO Notes	4.00	1/15/09	205,000	207,681
Monmouth County,
GO Notes, Refunding	5.25	9/1/08	450,000	453,509
Montville Township,
GO Notes	2.50	5/15/09	155,000	155,581
Morris County,
GO Notes, Refunding	5.00	2/1/09	120,000	122,285
Morristown,
GO Notes, TAN	2.00	2/10/09	3,500,000	3,504,765
New Jersey,
COP (Equipment Lease
Purchase Agreement)	5.00	6/15/08	1,000,000	1,000,463
New Jersey,
COP, Refunding (Equipment
Lease Purchase Agreement)	5.25	6/15/09	1,250,000	1,289,479

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New Jersey (continued)
New Jersey,
GO Notes	5.00	2/1/09	1,000,000 [d]	1,019,807
New Jersey,
GO Notes (Various Purposes)	4.50	2/1/09	100,000 [d]	101,508
New Jersey,
GO Notes, Refunding	5.00	7/15/08	1,700,000	1,707,496
New Jersey,
GO Notes, Refunding	5.00	7/15/08	2,360,000	2,368,558
New Jersey Building Authority,
State Building Revenue (LOC;
Bank of Nova Scotia)	1.37	6/7/08	7,500,000 [a]	7,500,000
New Jersey Building Authority,
State Building Revenue (LOC;
Bank of Nova Scotia)	1.37	6/7/08	5,500,000 [a]	5,500,000
New Jersey Building Authority,
State Building Revenue,
Refunding	5.25	12/15/08	1,500,000	1,525,048
New Jersey Economic Development
Authority, EDR (Challenge
Printing Project) (LOC;
Wachovia Bank)	1.68	6/7/08	765,000 [a]	765,000
New Jersey Economic Development
Authority, EDR (Hathaway
Associates LLC Project) (LOC;
Wachovia Bank)	1.68	6/7/08	1,940,000 [a]	1,940,000
New Jersey Economic Development
Authority, EDR (Marco
Holdings, LLC Project) (LOC;
Wachovia Bank)	1.68	6/7/08	815,000 [a]	815,000
New Jersey Economic Development
Authority, EDR (Parke Place
Associates Project) (LOC;
Commerce Bank N.A.)	2.53	6/7/08	1,300,000 [a]	1,300,000
New Jersey Economic Development
Authority, EDR (RCC Properties,
LLC Project) (LOC; Wachovia Bank)	1.68	6/7/08	1,560,000 [a]	1,560,000
New Jersey Economic Development
Authority, EDR (Republic
Services Inc. Project) (LOC;
Bank of America)	1.55	6/7/08	820,000 [a]	820,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New Jersey (continued)
New Jersey Economic Development
Authority, EDR (Saint Peters
Preparatory School) (LOC;
Wachovia Bank)	1.63	6/7/08	490,000 [a]	490,000
New Jersey Economic Development
Authority, EDR (Services for
Children with Hidden
Intelligence, Inc. Project)
(LOC; Fulton Bank)	1.72	6/7/08	4,500,000 [a]	4,500,000
New Jersey Economic Development
Authority, EDR (Stone Brothers
Secaucus Project) (LOC; Valley
National Bank)	1.67	6/7/08	2,800,000 [a]	2,800,000
New Jersey Economic Development
Authority, EDR (Superior
Bakers, Inc./Ginsburg
Bakery, Inc. Project)
(LOC; PNC Bank N.A.)	1.61	6/7/08	1,835,000 [a]	1,835,000
New Jersey Economic Development
Authority, EDR (The Challenge
Printing Company, Inc.
Project) (LOC; Wachovia Bank)	1.68	6/7/08	2,000,000 [a]	2,000,000
New Jersey Economic Development
Authority, EDR (The Institute
of Electrical and Electronics
Engineers, Inc. Project) (LOC;
Wachovia Bank)	1.58	6/7/08	385,000 [a]	385,000
New Jersey Economic Development
Authority, EDR (The Institute
of Electrical and Electronics
Engineers, Inc. Project) (LOC;
Wachovia Bank)	1.58	6/7/08	1,950,000 [a]	1,950,000
New Jersey Economic Development
Authority, EDR (VOADV
Property, Inc. Project) (LOC;
Commerce Bank N.A.)	1.62	6/7/08	1,245,000 [a]	1,245,000
New Jersey Economic Development
Authority, EDR, Refunding
(Phoenix Realty Partners
Project) (LOC: Wachovia Bank)	1.63	6/7/08	3,500,000 [a]	3,500,000

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New Jersey (continued)
New Jersey Economic Development
Authority, EDR, Refunding (R.
Realty Company Project) (LOC;
Wachovia Bank)	1.63	6/7/08	405,000 [a]	405,000
New Jersey Economic Development
Authority, IDR (Advanced
Drainage Systems, Inc. Project)
(LOC; National City Bank)	1.97	6/7/08	8,390,000 [a]	8,390,000
New Jersey Economic Development
Authority, IDR (Penwell
Holdings LLC Project) (LOC;
Wachovia Bank)	1.68	6/7/08	2,225,000 [a]	2,225,000
New Jersey Economic Development
Authority, LR (Somerset Hills
YMCA Project) (LOC; Commerce
Bank N.A.)	1.62	6/7/08	3,820,000 [a]	3,820,000
New Jersey Economic Development
Authority, Market Transition
Facility Senior Lien Revenue,
Refunding	5.00	7/1/08	875,000	877,121
New Jersey Economic Development
Authority, Revenue (Buchanan
and Zweigle Project) (LOC;
Wachovia Bank)	1.68	6/7/08	1,950,000 [a]	1,950,000
New Jersey Economic Development
Authority, Revenue (Catholic
Charities Project) (LOC;
Wachovia Bank)	1.58	6/7/08	1,475,000 [a]	1,475,000
New Jersey Economic Development
Authority, Revenue (Catholic
Community Services Project)
(LOC; Wachovia Bank)	1.63	6/7/08	465,000 [a]	465,000
New Jersey Economic Development
Authority, Revenue (CPC
Behavioral Healthcare Project)
(LOC; Wachovia Bank)	1.63	6/7/08	3,210,000 [a]	3,210,000
New Jersey Economic Development
Authority, Revenue
(Developmental Disabilities
Association of New Jersey Inc.
Project) (LOC; Wachovia Bank)	1.63	6/7/08	2,215,000 [a]	2,215,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New Jersey (continued)
New Jersey Economic Development
Authority, Revenue (G&W
Laboratories, Inc. Project)
(LOC; Wachovia Bank)	1.68	6/7/08	4,140,000 [a]	4,140,000
New Jersey Economic Development
Authority, Revenue (Joseph H.
Moreng, Jr. and James Moreng
Leasing Partnership) (LOC;
Wachovia Bank)	1.63	6/7/08	650,000 [a]	650,000
New Jersey Economic Development
Authority, Revenue (Melrich
Road Development Company, LLC
Project) (LOC; Wachovia Bank)	1.68	6/7/08	2,370,000 [a]	2,370,000
New Jersey Economic Development
Authority, Revenue (Oak Hill
Academy Project) (LOC;
Wachovia Bank)	1.63	6/7/08	1,815,000 [a]	1,815,000
New Jersey Economic Development
Authority, Revenue (Research
and Manufacturing Corporation
of America Project) (LOC;
Wachovia Bank)	1.68	6/7/08	3,515,000 [a]	3,515,000
New Jersey Economic Development
Authority, Revenue (Rose Hill
Associates Project) (LOC;
Commerce Bank N.A.)	2.43	6/7/08	5,955,000 [a]	5,955,000
New Jersey Economic Development
Authority, Revenue
(Stuart Country Day
School of the Sacred Heart,
Princeton, Inc. Project)
(LOC; Allied Irish Banks)	1.65	6/7/08	600,000 [a]	600,000
New Jersey Economic Development
Authority, Revenue (The
Montclair Art Museum Project)
(LOC; JPMorgan Chase Bank)	1.80	6/7/08	5,260,000 [a]	5,260,000
New Jersey Economic Development
Authority, Revenue (Young
Men’s Christian Association of
Metuchen Project) (LOC;
Wachovia Bank)	1.63	6/7/08	1,290,000 [a]	1,290,000

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New Jersey (continued)
New Jersey Economic Development
Authority, Revenue, Refunding
(Station Plaza Park and Ride, L.P.
Project) (LOC; Wachovia Bank)	1.68	6/7/08	4,595,000 [a]	4,595,000
New Jersey Economic Development
Authority, School Facilities
Construction Revenue	5.00	6/15/08	1,100,000	1,100,831
New Jersey Economic Development
Authority, School Facilities
Construction Revenue	5.00	3/1/09	500,000	510,883
New Jersey Economic Development
Authority, School Facilities
Construction Revenue (Liquidity
Facility; Bank of America)	1.82	6/7/08	7,000,000 [a,b]	7,000,000
New Jersey Economic Development
Authority, School Facilities
Construction Revenue
(Liquidity Facility; Citibank NA)	1.59	6/7/08	12,000,000 [a,b]	12,000,000
New Jersey Economic Development
Authority, School Facilities
Construction Revenue, Refunding
(LOC; Allied Irish Banks)	1.45	6/7/08	20,945,000 [a]	20,945,000
New Jersey Economic Development
Authority, Senior Care Revenue
(Bayshore Health Care Center
Project) (LOC; KBC Bank)	1.45	6/7/08	100,000 [a]	100,000
New Jersey Economic Development
Authority, Special Facility
Revenue (Port Newark Container
Terminal LLC Project) (LOC;
Citibank NA)	1.60	6/7/08	33,900,000 [a]	33,900,000
New Jersey Economic Development
Authority, Transportation
Project Sublease Revenue (New
Jersey Transit Corporation
Light Rail Transit System
Projects) (Insured; FSA)	5.75	5/1/09	2,000,000	2,067,599
New Jersey Educational Facilities
Authority, Higher Education
Facilities Trust Fund Revenue,
Refunding	5.00	9/1/08	1,900,000	1,909,355

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New Jersey (continued)
New Jersey Educational Facilities
Authority, Revenue (Princeton
University)	1.55	6/1/08	13,000,000 [a]	13,000,000
New Jersey Educational Facilities
Authority, Revenue (Princeton
University)	1.60	6/1/08	566,000 [a]	566,000
New Jersey Health Care Facilities
Financing Authority,
Department of Human Services,
LR (Greystone Park Psychiatric
Hospital Project)	5.00	9/15/08	1,000,000	1,008,166
New Jersey Health Care Facilities
Financing Authority, Revenue
(AHS Hospital Corporation
Issue) (LOC; Bank of America)	1.35	6/7/08	13,925,000 [a]	13,925,000
New Jersey Health Care Facilities
Financing Authority, Revenue
(AHS Hospital Corporation Issue)
(LOC; JPMorgan Chase Bank)	1.35	6/7/08	12,510,000 [a]	12,510,000
New Jersey Health Care Facilities
Financing Authority, Revenue
(Capital Health System
Obligated Group) (LOC;
Wachovia Bank)	1.53	6/7/08	2,120,000 [a]	2,120,000
New Jersey Health Care Facilities
Financing Authority, Revenue
(Hospital Capital Asset
Financing Program) (LOC;
JPMorgan Chase Bank)	1.45	6/7/08	400,000 [a]	400,000
New Jersey Health Care Facilities
Financing Authority, Revenue
(Meridian Health System
Obligated Group Issue)
(Insured; Assured Guaranty and
Liquidity Facility; Bank of America)	1.50	6/7/08	2,000,000 [a]	2,000,000
New Jersey Health Care Facilities
Financing Authority, Revenue
(Meridian Health System
Obligated Group Issue)
(Insured; Assured Guaranty and
Liquidity Facility; Wachovia Bank)	1.50	6/7/08	3,000,000 [a]	3,000,000

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New Jersey (continued)
New Jersey Health Care Facilities
Financing Authority, Revenue
(Rahway Hospital) (LOC;
Wachovia Bank)	1.56	6/7/08	2,445,000 [a]	2,445,000
New Jersey Health Care Facilities
Financing Authority, Revenue
(Robert Wood Johnson
University Hospital Issue)
(LOC; Wachovia Bank)	1.52	6/7/08	3,005,000 [a]	3,005,000
New Jersey Health Care Facilities
Financing Authority, Revenue
(Robert Wood Johnson
University Hospital Issue)
(LOC; Wachovia Bank)	1.53	6/7/08	2,935,000 [a]	2,935,000
New Jersey Health Care Facilities
Financing Authority, Revenue
(Saint Barnabas Health Care
System Issue) (LOC; JPMorgan
Chase Bank)	1.47	6/7/08	4,800,000 [a]	4,800,000
New Jersey Health Care Facilities
Financing Authority, Revenue
(Saint Joseph’s Wayne
Hospital, Inc.) (LOC; Valley
National Bank)	1.61	6/7/08	4,900,000 [a]	4,900,000
New Jersey Health Care Facilities
Financing Authority, Revenue
(Somerset Medical Center
Issue) (LOC; Morgan Stanley Bank)	1.72	6/7/08	26,145,000 [a,b]	26,145,000
New Jersey Health Care Facilities
Financing Authority, Revenue
(Southern Ocean County Hospital
Issue) (LOC; Wachovia Bank)	1.56	6/7/08	575,000 [a]	575,000
New Jersey Health Care Facilities
Financing Authority, Revenue
(Virtua Health Issue) (LOC;
Wachovia Bank)	1.53	6/7/08	2,000,000 [a]	2,000,000
New Jersey Health Care Facilities
Financing Authority, Revenue,
Refunding (Kennedy Health
System Obligated Group Issue)
(Insured; MBIA, Inc.)	5.75	7/1/08	1,135,000	1,137,005

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New Jersey (continued)
New Jersey Health Care Facilities
Financing Authority, Revenue,
Refunding (Underwood-Memorial
Hospital Issue) (LOC; UBS AG)	1.50	6/7/08	13,000,000 [a]	13,000,000
New Jersey Housing and Mortgage
Finance Agency, Capital Fund
Program Revenue (Insured; FSA
and Liquidity Facility;
JPMorgan Chase Bank)	1.67	6/7/08	2,400,000 [a,b]	2,400,000
New Jersey Housing and Mortgage
Finance Agency, Multi-Family
Revenue (Insured; FSA and
Liquidity Facility; Lloyds TBS
Bank PLC)	1.60	6/7/08	5,000,000 [a]	5,000,000
New Jersey Housing and Mortgage
Finance Agency, Multi-Family
Revenue (Insured; MBIA, Inc. and
Liquidity Facility; Lloyds TSB
Bank PLC)	1.75	6/7/08	15,000,000 [a]	15,000,000
New Jersey Housing and Mortgage
Finance Agency, Revenue
(Merlots Program) (Insured;
MBIA, Inc. and Liquidity Facility;
Wachovia Bank)	2.03	6/7/08	245,000 [a,b]	245,000
New Jersey Housing and Mortgage
Finance Agency, SFHR (LOC;
Dexia Credit Locale)	1.40	6/7/08	100,000 [a]	100,000
New Jersey Sports and Exposition
Authority, State Contract
Bonds (Insured; MBIA, Inc. and
Liquidity Facility; Credit
Suisse Group)	2.65	6/7/08	37,700,000 [a,c]	37,700,000
New Jersey Transportation Trust
Fund Authority (Putters
Program) (Transportation
System) (Insured; FSA and
Liquidity Facility; JPMorgan
Chase Bank)	1.67	6/7/08	810,000 [a,b]	810,000
New Jersey Transportation Trust
Fund Authority
(Transportation System)	5.00	6/15/08	600,000 [d]	600,667

The Fund 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New Jersey (continued)
New Jersey Transportation Trust
Fund Authority (Transportation
System)	5.00	6/15/08	7,900,000 [d]	7,908,655
New Jersey Transportation Trust
Fund Authority (Transportation
System)	5.50	6/15/08	150,000	150,183
New Jersey Transportation Trust
Fund Authority (Transportation
System)	5.25	12/15/08	1,200,000	1,215,274
New Jersey Transportation Trust
Fund Authority (Transportation
System) (Insured; AMBAC)	5.25	12/15/08	1,000,000	1,011,831
New Jersey Turnpike Authority,
Turnpike Revenue	4.90	1/1/09	175,000	177,766
New Jersey Turnpike Authority,
Turnpike Revenue (Insured;
MBIA, Inc.)	5.50	1/1/09	2,000,000	2,027,909
Newton,
GO Notes, Refunding	2.20	10/1/08	100,000	99,982
Pennsauken Township,
GO Notes, TAN	2.75	9/11/08	8,500,000	8,513,211
Perth Amboy Board of Education,
GO Notes, Refunding (Insured; FSA)	4.00	8/1/08	145,000	145,424
Port Authority of New York and New
Jersey (Consolidated Bonds,
147th Series) (Insured; FGIC
and Liquidity Facility;
Bayerische Landesbank)	1.71	6/7/08	4,500,000 [a,b]	4,500,000
Port Authority of New York and New
Jersey, Equipment Notes	1.68	6/7/08	1,255,000 [a]	1,255,000
Port Authority of New York and New
Jersey, Equipment Notes	1.68	6/7/08	5,800,000 [a]	5,800,000
Port Authority of New York and New
Jersey, Special Obligation
Revenue (Merlots Program)
(Insured; MBIA, Inc. and
Liquidity Facility; Wachovia Bank)	4.23	6/7/08	2,385,000 [a,b]	2,385,000
Port Authority of New York and New
Jersey, Special Obligation
Revenue (Versatile Structure
Obligation) (Liquidity
Facility; JPMorgan Chase Bank)	1.20	6/1/08	9,000,000 [a]	9,000,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New Jersey (continued)
Port Authority of New York and New
Jersey, Special Obligation
Revenue (Versatile Structure
Obligation) (Liquidity
Facility; Landesbank Hessen-
Thuringen Girozentrale)	1.34	6/1/08	13,000,000 [a]	13,000,000
Port Authority of New York and New
Jersey, Special Obligation
Revenue (Versatile Structure
Obligation) (LOC; Bayerische
Landesbank)	1.35	6/1/08	800,000 [a]	800,000
Puttable Floating Option Tax
Exempt Receipts (Tobacco
Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds) (Liquidity
Facility; Merrill Lynch
Capital Services and LOC;
Merrill Lynch Capital Services)	1.64	6/7/08	2,730,000 [a,b]	2,730,000
Quinton Township,
GO Notes, BAN	2.75	3/1/09	1,225,000	1,230,401
South Brunswick Township,
Notes	2.00	2/19/09	4,050,000	4,065,758
Sparta Township,
GO Notes, BAN	2.25	5/29/09	4,018,065	4,027,828
Summit,
GO Notes, BAN	2.25	5/7/09	1,520,000	1,522,073
Summit,
GO Notes, BAN	2.50	5/15/09	3,800,000	3,819,545
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds (Liquidity
Facility; Merrill Lynch
Capital Services and LOC;
Merrill Lynch)	2.39	6/7/08	5,530,000 [a,b]	5,530,000
Toms River,
Special Emergency Notes	4.25	8/29/08	2,000,000	2,002,292
Union County,
GO Notes (County
Vocational-Technical School)	3.25	2/15/09	1,100,000	1,108,805

The Fund 19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New Jersey (continued)
Union County,
GO Notes (General Improvement)	3.25	2/15/09	700,000	705,603
University of Medicine and
Dentistry of New Jersey,
Revenue (Insured; AMBAC and
Liquidity Facility; Bank of America)	4.00	6/7/08	29,135,000 [a]	29,135,000
Voorhees Township,
GO Notes, BAN	4.00	7/18/08	1,717,000	1,717,424
Washington Township,
GO Notes, BAN	4.00	6/11/08	2,900,000	2,900,191
Wayne Township,
GO Notes, BAN	3.50	9/19/08	1,035,000	1,036,517
West Windsor Township,
GO Notes, BAN	2.00	2/20/09	1,504,000	1,512,246
U.S. Related—2.3%
Puerto Rico Government Development
Bank, Senior Notes (Liquidity
Facility; Merrill Lynch Capital
Services and LOC; Merrill Lynch)	2.45	6/7/08	1,500,000 [a,b]	1,500,000
Puerto Rico Housing Finance
Corporation, Home Mortgage Revenue
(Putters Program) (Liquidity
Facility; JPMorgan Chase Bank)	1.87	6/7/08	5,870,000 [a,b]	5,870,000
Puerto Rico Industrial Tourist
Educational Medical and
Environmental Control Facilities
Financing Authority, Environmental
Control Facilities Revenue
(Bristol-Myers Squibb
Company Project)	1.67	6/7/08	6,300,000 [a]	6,300,000

Total Investments (cost $592,342,502)			101.2%	592,342,506
Liabilities, Less Cash and Receivables			(1.2%)	(6,846,746)
Net Assets			100.0%	585,495,760

[a] Securities payable on demand.Variable interest rate—subject to periodic change.
[b] Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2008, these securities amounted to $102,375,000 or 17.5% of net assets.
[c] Purchased on a delayed delivery basis.
[d] These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

Summary of Abbreviations

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond
	Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement	CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company	CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Market Assurance Corporation	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance
Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage	FNMA	Federal National
	Corporation		Mortgage Association
FSA	Financial Security Assurance	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National
Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LOC	Letter of Credit
LOR	Limited Obligation Revenue	LR	Lease Revenue
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The Fund 21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%)†

F1+,F1		VMIG1,MIG1,P1		SP1+,SP1,A1+,A1	69.8
AAA,AA,Ae		Aaa,Aa,A [e]		AAA,AA,A [e]	8.4
Not Rated [f]		Not Rated [f]		Not Rated [f]	21.8
					100.0

†	Based on total investments.
[e]	Notes which are not F, MIG and SP rated are represented by bond ratings of the issuers.
[f]	Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.
See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES May 31, 2008 (Unaudited)
	Cost	Value

Assets ($):
Investments in securities—See Statement of Investments	592,342,502	592,342,506
Interest receivable		3,127,893
Prepaid expenses and other assets		80,775
		595,551,174

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(b)		232,116
Cash overdraft due to Custodian		6,281,046
Payable for investment securities purchased		3,464,344
Payable for shares of Common Stock redeemed		26,935
Accrued expenses		50,973
		10,055,414

Net Assets ($)		585,495,760

Composition of Net Assets ($):
Paid-in capital		585,368,536
Accumulated net realized gain (loss) on investments		127,220
Accumulated net unrealized appreciation
(depreciation) on investments		4

Net Assets ($)		585,495,760

Shares Outstanding
(2 billion shares of $.001 par value Common Stock authorized)		585,465,202
Net Asset Value, offering and redemption price per share ($)		1.00

See notes to financial statements.

The Fund 23

STATEMENT OF OPERATIONS Six Months Ended May 31, 2008 (Unaudited)
Investment Income ($):
Interest Income	7,471,791
Expenses:
Management fee—Note 2(a)	1,288,665
Shareholder servicing costs—Note 2(b)	138,845
Custodian fees—Note 2(b)	27,997
Professional fees	27,786
Directors’ fees and expenses—Note 2(c)	19,816
Prospectus and shareholders’ reports	12,021
Registration fees	9,164
Miscellaneous	19,513
Total Expenses	1,543,807
Less—reduction in fees due to
earnings credits—Note 1(b)	(60,412)
Net Expenses	1,483,395
Investment Income—Net	5,988,396

Realized and Unrealized Gain (Loss) on Investments—Note 1(b) ($):
Net realized gain (loss) on investments	26,565
Net unrealized appreciation (depreciation) on investments	4
Net Realized and Unrealized Gain (Loss) on Investments	26,569
Net Increase in Net Assets Resulting from Operations	6,014,965

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2008	Year Ended
	(Unaudited)	November 30, 2007

Operations ($):
Investment income—net	5,988,396	12,569,430
Net realized gain (loss) on investments	26,565	100,655
Net unrealized appreciation
(depreciation) on investments	4	—
Net Increase (Decrease) in Net Assets
Resulting from Operations	6,014,965	12,670,085

Dividends to Shareholders from ($):
Investment income—net	(5,988,396)	(12,577,000)

Capital Stock Transactions ($1.00 per share):
Net proceeds from shares sold	673,101,135	810,741,444
Dividends reinvested	4,964,946	10,063,659
Cost of shares redeemed	(569,511,529)	(718,550,845)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	108,554,552	102,254,258
Total Increase (Decrease) in Net Assets	108,581,121	102,347,343

Net Assets ($):
Beginning of Period	476,914,639	374,567,296
End of Period	585,495,760	476,914,639

See notes to financial statements.

The Fund 25

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

				Ten Months
Six Months Ended				Ended
May 31, 2008		Year Ended November 30,		November 30,	Year Ended January 31,

	(Unaudited)	2007	2006	2005[a]	2005	2004	2003

Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.012	.031	.027	.015	.006	.005	.008
Distributions:
Dividends from
investment income—net	(.012)	(.031)	(.027)	(.015)	(.006)	(.005)	(.008)
Net asset value,
end of period	1.00	1.00	1.00	1.00	1.00	1.00	1.00

Total Return (%)	2.37[b]	3.11	2.76	1.79[b]	.64	.46	.83

Ratios/Supplemental
Data (%):
Ratio of total expenses
to average net assets	.60[b]	.62	.64	.65[b]	.65	.64	.65
Ratio of net expenses
to average net assets	.58[b]	.61	.64	.65[b]	.65[c]	.64	.65
Ratio of net investment
income to average
net assets	2.32[b]	3.07	2.73	1.79[b]	.63	.46	.83

Net Assets, end of period
($ x 1,000)	585,496	476,915	374,567	372,699	342,316	372,384	427,000

[a]	The fund has changed its fiscal year end from January 31 to November 30.
[b]	Annualized.
[c]	Expense waivers and/or reimbursements amounted to less than .01%.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus New Jersey Municipal Money Market Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company.The fund’s investment objective is to provide investors with as high a level of current income exempt from federal and New Jersey state income taxes as is consistent with the preservation of capital and the maintenance of liquidity.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Directors to represent the fair value of the fund’s investments.

The Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements”

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements.The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

Various inputs are used in determining the value of the fund’s investments relating to FAS 157.

These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities.

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of May 31, 2008 in valuing the fund’s investments carried at fair value:

Investments in
Valuation Inputs	Securities ($)

Level 1—Quoted Prices	0
Level 2—Other Significant Observable Inputs	592,342,506
Level 3—Significant Unobservable Inputs	0
Total	592,342,506

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

In March 2008, the FASB released Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements.The application of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years.At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements and the accompanying notes has not yet been determined.

The fund has arrangements with the custodian and cash management banks whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

The Fund 29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

During the current year, the fund adopted FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year.The adoption of FIN 48 had no impact on the operations of the fund for the period ended May 31, 2008.

As of and during the period ended May 31, 2008, the fund did not have any liabilities for any unrecognized tax benefits.The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended November 30, 2007, remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended November 30, 2007 were all tax exempt income.The tax character of current year distributions will be determined at the end of the current fiscal year.

At May 31, 2008, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly.

(b) Under the Shareholder Services Plan, the fund reimburses the Distributor an amount not to exceed an annual rate of .25% of the value of the fund’s average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended May 31, 2008, the fund was charged $77,542 pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement, for providing personnel and facilities to perform transfer agency services for the fund. During the period ended May 31, 2008, the fund was charged $40,957 pursuant to the transfer agency agreement.

The fund compensates The Bank of New York, a subsidiary of BNY Mellon and a Dreyfus affiliate, under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended May 31, 2008, the fund was charged $3,393 pursuant to the cash management agreement.

The fund compensates The Bank of New York under a custody agreement for providing custodial services for the fund. During the period ended May 31, 2008, the fund was charged $27,997 pursuant to the custody agreement.

The Fund 31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

During the period ended May 31, 2008, the fund was charged $2,820 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $216,264, chief compliance officer fees $2,350 and transfer agency per account fees $13,502.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 3—Subsequent Event:

Effective July 1, 2008, BNY Mellon has reorganized and consolidated a number of its banking and trust company subsidiaries. As a result of the reorganization, any services previously provided to the fund by Mellon Bank, N.A. or Mellon Trust of New England, N.A. are now provided by The Bank of New York, which has changed its name to The Bank of New York Mellon.

For More		Information

Dreyfus		Transfer Agent &
New Jersey Municipal		Dividend Disbursing Agent
Money Market Fund, Inc.		Dreyfus Transfer, Inc.
200 Park Avenue		200 Park Avenue
New York, NY	10166	New York, NY 10166
Manager		Distributor
The Dreyfus Corporation		MBSC Securities Corporation
200 Park Avenue		200 Park Avenue
New York, NY	10166	New York, NY 10166
Custodian
The Bank of New York Mellon
One Wall Street
New York, NY	10286

Ticker Symbol:	DNJXX

Telephone 1-800-645-6561

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 E-mail Send your request to info@dreyfus.com Internet Information can be viewed online or downloaded at: http://www.dreyfus.com The fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day. The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090. Information regarding how the fund voted proxies relating to portfolio securities for the 12-month period ended June 30, 2008, is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

© 2008 MBSC Securities Corporation

Item 2.	Code of Ethics.
Not applicable.
Item 3.	Audit Committee Financial Expert.
Not applicable.
Item 4.	Principal Accountant Fees and Services.
Not applicable.
Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	Investments.
(a)	Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable. [CLOSED END FUNDS ONLY]
Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and

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independent business judgment and would act in the interests of the Registrant and its shareholders. Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 11.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.
(a)(3)	Not applicable.
(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b)
under the Investment Company Act of 1940.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND

By:	/s/ J. David Officer
J. David Officer,
President

Date:	July 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer,
President

Date:	July 23, 2008

By:	/s/ James Windels
James Windels,
Treasurer

Date:	July 23, 2008

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EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)

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